Organization, Business and Summary of Significant Accounting Policies - Summary of Revenue from Contracts with Customers (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Revenues	$ 81,122	$ 72,301	$ 238,222	$ 214,953	$ 289,545	$ 312,054
Technology Solutions
Disaggregation Of Revenue [Line Items]
Revenues	74,060	68,034	218,916	201,290	270,771	296,200
Nebula
Disaggregation Of Revenue [Line Items]
Revenues	7,062	4,267	19,306	13,663	18,774	15,854
Legal Technology Services
Disaggregation Of Revenue [Line Items]
Revenues	70,323	62,036	204,760	183,903	247,285	265,850
Legal Technology Services | Technology Solutions
Disaggregation Of Revenue [Line Items]
Revenues	63,261	57,769	185,454	170,240	228,511	249,996
Legal Technology Services | Nebula
Disaggregation Of Revenue [Line Items]
Revenues	7,062	4,267	19,306	13,663	18,774	15,854
Data Recovery
Disaggregation Of Revenue [Line Items]
Revenues	10,799	10,265	33,462	31,050	42,260	46,204
Data Recovery | Technology Solutions
Disaggregation Of Revenue [Line Items]
Revenues	$ 10,799	$ 10,265	$ 33,462	$ 31,050	$ 42,260	$ 46,204